Taxes - Schedule of Unrecognized Tax Benefit (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Schedule of Unrecognized Tax Benefit [Abstract]
Balance as of beginning of year	$ 1,940,649	$ 1,066,949
Increase related to prior year tax positions		26,252
Increase related to current year tax positions	213,228	847,448
Balance as of end of year	$ 2,153,877	$ 1,940,649